Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 8—Commitments
Leases
The Company leases office space under
non-cancelable
operating lease until December 31, 2022. Total rent expenses under the operating leases were approximately $405 thousand and $456 thousand for the years ended December 31, 2019 and 2020, respectively.
Future minimum lease payments under
non-cancelable
operating leases at December 31, 2020 are as follows:

USD thousands
2021	482
2022	482

964